SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 15: -	SEGMENT INFORMATION

a.
The Company operates as a single operating segment in the LiDAR Sensors market. The Company's CODM is its Chief Executive Officer (CEO). The CODM makes decisions on resource allocation, assesses performance of the business and monitors budget versus actual results on a consolidated basis. As such, the segment’s profit (loss) is the Company’s consolidated net income (loss) and the segment’s assets are the Company’s consolidated assets.

b.	Segment information:
	Year ended December 31,
	2024	2023	2022
Revenues from external customers	$24,268	$20,876	$6,026
Less:
Cost of revenues	25,429	32,490	14,790
Research and development expenses	73,817	92,676	95,107
Sales and marketing expenses	7,474	8,777	10,300
General and administrative expenses	19,466	19,535	19,178
Financial income, net	7,328	9,790	6,802
Taxes on income	167	642	325

Segment loss	$94,757	$123,454	$126,872

Other segment disclosures:
Depreciation and amortization expenses	$7,786	$9,192	$7,472
Share-based compensation expenses	$19,682	$22,320	$19,449
Interest income	$5,107	$6,227	$2,487

Assets:
Segment assets	$132,049	$219,234	$255,433
Expenditures for segment assets	$4,412	$6,579	$22,567

c.
Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Year ended December 31,
	2024	2023	2022

Europe, Middle East and Africa (*)	$20,755	$18,903	$3,131
Israel	2,133	83	94
Asia Pacific	192	394	739
North America (**)	1,188	1,496	2,062

	$24,268	$20,876	$6,026

(*)	Includes revenues from Germany in the amount of $20,754, $18,758 and $3,034 in the years ended December 31, 2024, 2023 and 2022, respectively.

(**)	Includes revenues from United States only.

d.	The Company’s long-lived assets (property and equipment, net and operating lease right-of-use assets, net) are located as follows:
	Year ended December 31,
	2024	2023

Israel	$45,883	$50,318
United States	3	8
Germany	724	909
Others	16	21

	$46,626	$51,256

e.
Customers accounted for over 10% of revenues:

For the year ended 2024, Customer A and Customer B accounted for 55% and 20% of revenues, respectively.

For the year ended 2023, Customer A and Customer C accounted for 48% and 47% of revenues, respectively.

For the year ended 2022, Customer C accounted for 77% of revenues.

f.
Concentration of credit risk from major customers:

As of December 31, 2024, Customer A and Customer D accounted for approximately 73% and 23% of the Company’s trade receivables, respectively.

As of December 31, 2023, Customer C accounted for approximately 91% of the Company’s trade receivables.